SHARE-BASED COMPENSATION (Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at the beginning of the year	208,222	207,769	230,958
Granted	318,094	9,842	9,856
Exercised
Forfeited	(103,532)	(9,389)	(33,045)
Outstanding at the end of the year	422,784	208,222	207,769
Exercisable at the end of the year	101,040	134,550	106,725
Weighted average of exercise price
Outstanding at the beginning of the year	$ 46.32	$ 47.04	$ 48.12
Granted	4.00	23.88	32.64
Exercised
Forfeited	45.88	39.24	50.52
Outstanding at the end of the year	15.54	46.32	47.04
Exercisable at the end of the year	$ 46.18	$ 48.00	$ 46.80
Weighted average remaining contractual life
Outstanding at the beginning of the year	7 years 1 month 9 days	7 years 4 months 20 days	7 years 11 months 26 days
Outstanding at the end of the year	8 years 7 months 6 days	7 years 1 month 9 days	7 years 4 months 20 days
Exercisable at the end of the year	4 years 7 months 10 days	5 years 11 months 26 days	6 years 4 months 2 days
Aggregate intrinsic value
Outstanding at the beginning of the year	$ (2)	$ (2)	$ (2)
Outstanding at the end of the year	(2)	(2)	(2)
Exercisable at the end of the year	$ (2)	$ (2)	$ (2)
RSUs [Member]
Number of options
Outstanding at the beginning of the year	44,473
RSUs granted	95,719	49,856
RSUs vested	(4,818)	(1,033)
RSUs forfeited	(25,905)	(4,350)
Outstanding at the end of the year	109,469	44,473